Net Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net loss attributable to Aptorum Group Limited	$ (6,204,565)	$ (9,088,471)
Denominator:
Basic and diluted weighted average shares outstanding	29,956,393	28,978,151
Basic and diluted loss per share	$ (0.21)	$ (0.31)